Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Real estate, at cost (inclusive of amounts attributable to consolidated variable interest entities (''VIEs'') of $78,745 and $41,032, respectively)	$ 2,331,613	$ 646,482
Operating real estate, at cost (inclusive of amounts attributable to consolidated VIEs of $0 and $26,318, respectively)	99,703	109,875
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $16,110 and $22,350, respectively)	(136,068)	(135,175)
Net investments in properties	2,295,248	621,182
Real estate under construction	2,875	0
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $23,921 and $0, respectively)	376,005	58,000
Assets held for sale	1,445	0
Equity investments in real estate and the REITs	565,626	538,749
Net investments in real estate	3,241,199	1,217,931
Cash (inclusive of amounts attributable to consolidated VIEs of $17 and $230, respectively)	123,904	29,297
Due from affiliates	36,002	38,369
Goodwill	329,132	63,607
In-place lease, net (inclusive of amounts attributable to consolidated VIEs of $3,823 and $0, respectively)	447,278	44,578
Above-market rent, net (inclusive of amounts attributable to consolidated VIEs of $2,773 and $0, respectively)	279,885	4,822
Other intangible assets, net (inclusive of amounts attributable to consolidated VIEs of $297 and $0, respectively)	10,200	12,950
Other assets, net (inclusive of amounts attributable to consolidated VIEs of $4,232 and $2,773, respectively)	141,442	51,069
Total assets	4,609,042	1,462,623
Liabilities:
Non-recourse debt (inclusive of amounts attributable to consolidated VIEs of $30,326 and $14,261, respectively)	1,715,397	356,209
Senior credit facility	253,000	233,160
Accounts payable, accrued expenses and other liabilities (inclusive of amounts attributable to consolidated VIEs of $7,659 and $1,651, respectively)	265,132	82,055
Income taxes, net	24,959	44,783
Distributions payable	45,700	22,314
Total liabilities	2,304,188	738,521
Redeemable noncontrolling interest	7,531	7,700
Redeemable securities - related party (Note 4)	40,000	0
Commitments and contingencies (Note 13)
W. P. Carey stockholders' equity:
Common stock, $0.001 per value, 450,000,000 shares authorized; 68,901,933 and 0 shares issued, and 68,485,525 and 0 shares outstanding, respectively	69	0
Preferred stock, $0.001 per value, 50,000,000 shares authorized; none issued	0	0
Additional paid-in capital	2,175,820	779,071
Distributions in excess of accumulated earnings	(172,182)	(95,046)
Deferred compensation obligation	8,358	7,063
Accumulated other comprehensive loss	(4,649)	(8,507)
Less, treasury stock at cost, 416,408 and 0 shares, respectively	(20,270)	0
Total W. P. Carey stockholders' equity	1,987,146	682,581
Noncontrolling interest	270,177	33,821
Total equity	2,257,323	716,402
Total liabilities and equity	$ 4,609,042	$ 1,462,623